SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
SUPPLEMENTAL FINANCIAL INFORMATION

NOTE 3

SUPPLEMENTAL FINANCIAL INFORMATION

Prepaid Expenses and Other

as of December 31 (in millions)	2017	2016
Prepaid value added taxes	$134	$114
Prepaid income taxes	99	147
Other	368	341
Prepaid expenses and other	$601	$602

Other Long-Term Assets

as of December 31 (in millions)	2017	2016
Deferred income taxes	$408	$629
Other long-term receivables	187	181
All other	192	167
Other long-term assets	$787	$977

Accounts Payable and Accrued Liabilities

as of December 31 (in millions)	2017	2016
Accounts payable, principally trade	$920	$791
Common stock dividends payable	87	70
Employee compensation and withholdings	548	542
Property, payroll and certain other taxes	143	143
Business optimization reserves	100	153
Accrued rebates	218	206
Separation-related reserves	—	46
All other	717	661
Accounts payable and accrued liabilities	$2,733	$2,612

Other Long-Term Liabilities

as of December 31 (in millions)	2017	2016
Pension and other employee benefits	$1,211	$1,492
Deferred tax liabilities	280	93
Litigation reserves	27	19
Business optimization reserves	12	11
All other	135	128
Other long-term liabilities	$1,665	$1,743

Net Interest Expense

years ended December 31 (in millions)	2017	2016	2015
Interest costs	$98	$107	$197
Interest costs capitalized	(13)	(18)	(51)
Interest expense	85	89	146
Interest income	(30)	(23)	(20)
Net interest expense	$55	$66	$126

Other (Income) Expense, net

years ended December 31 (in millions)	2017	2016	2015
Foreign exchange	$(50)	$(28)	$(113)
Net loss on debt extinguishment	—	153	130
Net realized gains on Retained Shares transaction	—	(4,387)	—
Gain on litigation settlement	—	—	(52)
Gain on sale of investments and other assets	(3)	(3)	(38)
Venezuela deconsolidation	33	-	-
Pension and other postemployment benefit plans	33	21	124
All other	6	(31)	(32)
Other (income) expense, net	$19	$(4,275)	$19